Summary of Significant Accounting Policies - Derivative instruments and Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Fair value gain of derivative instruments	¥ 0	¥ 73,824
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Net	Investment Income, Net
Inventory write-downs and losses on inventory purchase commitments	¥ 1,112,015	¥ 51,256	¥ 0